Consolidated Statements of Operations (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	May 31, 2011	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Net sales		$ 6,418		$ 6,763		$ 5,918
Cost of sales		(5,237)	[1]	(5,346)	[1]	(4,750)	[1]
Gross profit		1,181	[1]	1,417	[1]	1,168	[1]
Selling, general and administrative expenses		(830)	[1]	(805)	[1]	(598)	[1]
Amortization of intangible assets		(51)		(62)		(61)
Research and development expenses		(104)	[1]	(98)	[1]	(70)
Other (charges) gains, net		(14)		(48)		(46)
Foreign exchange gain (loss), net		(4)		0		(3)
Gain (loss) on disposition of businesses and assets, net		(3)		(2)		8
Operating profit (loss)		175	[1]	402	[1]	398	[1]
Equity in net earnings (loss) of affiliates		242		192		168
Interest expense		(185)		(221)		(204)
Refinancing expense	(3)	(3)		(3)		(16)
Interest income		2		3		7
Dividend income - cost investments		85		80		73
Other income (expense), net		5		14		7
Earnings (loss) from continuing operations before tax		321	[1]	467	[1]	433	[1]
Income tax (provision) benefit		55	[1]	(41)	[1]	(72)	[1]
Earnings (loss) from continuing operations		376	[1]	426	[1]	361	[1]
Earnings (loss) from operation of discontinued operations		(6)		2		(80)
Gain (loss) on disposition of discontinued operations		0		0		2
Income tax (provision) benefit from discontinued operations		2		(1)		29
Earnings (loss) from discontinued operations		(4)		1		(49)
Net earnings (loss)		372	[1]	427	[1]	312	[1]
Net (earnings) loss attributable to noncontrolling interests		0		0		0
Net earnings (loss) attributable to Celanese Corporation		372	[1]	427	[1]	312	[1]
Cumulative preferred stock dividends		0		0		(3)
Net earnings (loss) available to common stockholders		372	[1]	427	[1]	309	[1]
Amounts attributable to Celanese Corporation
Earnings (loss) from continuing operations		376	[1]	426	[1]	361	[1]
Earnings (loss) from discontinued operations		(4)		1		(49)
Net earnings (loss)		$ 372	[1]	$ 427	[1]	$ 312	[1]
Earnings (loss) per common share - basic
Continuing operations		$ 2.37	[1]	$ 2.72	[1]	$ 2.31	[1]
Discontinued operations		$ (0.02)		$ 0.01		$ (0.31)
Net earnings (loss) - basic		$ 2.35	[1]	$ 2.73	[1]	$ 2.00	[1]
Earnings (loss) per common share - diluted
Continuing operations		$ 2.35	[1]	$ 2.68	[1]	$ 2.28	[1]
Discontinued operations		$ (0.02)		$ 0.01		$ (0.31)
Net earnings (loss) - diluted		$ 2.33	[1]	$ 2.69	[1]	$ 1.97	[1]
Weighted average shares - basic		158,359,914		156,226,526		154,577,441
Weighted average shares - diluted		159,830,786		158,970,283		158,385,497

[1]	As Adjusted (Note 2)